LEASES (Tables)	12 Months Ended
May 31, 2023
Leases
SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION AND NON CASH ACTIVITY RELATED TO LEASE

Supplemental cash flow information and non-cash activity related to leases include the following in the years ended May 31:

	2023	2022
Cash paid on operating lease liabilities	$34,025	$38,811
Right of use assets acquired under operating leases	$38,641	$35,054

SCHEDULE OF LEASE TERMS AND DISCOUNT RATES	Lease terms and assumed discount rates are as follows:
	May 31, 2023	May 31, 2022
Average lease term	1.6 years	1.6 years
Discount rate	10%	10%

SCHEDULE OF MINIMUM LEASE PAYMENTS	Minimum lease payments under leases with terms greater than one year are as follows:
Year	Amount
2024	$40,827
2025	24,227
Total	65,054
Less imputed interest	(9,955)
Lease liability	$55,099